INVENTORIES (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Raw materials	¥ 1,073,245,774				¥ 943,958,480
Work-in-progress	955,790,283				809,571,580
Finished goods	3,213,103,312				2,719,984,637
Total	5,242,139,369			$ 787,900,646	4,473,514,697
Inventories provision	249,610,511	$ 37,516,798	¥ 267,788,965
Pledged inventories	¥ 61,000,000				¥ 61,000,000